AST Core Fixed Income Portfolio Investment Strategy - AST Core Fixed Income Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in debt and fixed income securities, including mortgage and other asset-backed securities, such as collateralized mortgage obligations (CMOs), collateralized bond obligations (CBOs), collateralized loan obligations (CLOs) and, other collateralized debt obligations (CDOs). The Portfolio may invest up to 20% of its net assets in debt securities that are rated, at the time of purchase, below investment grade but rated at least B-/ B3 or higher by a nationally rated statistical rating organization (NRSRO). Obligations rated BB+/ Ba1 or lower by a NRSRO, or if unrated, considered by the subadviser to be of comparable quality, are considered to be speculative with respect to their capacity to pay interest and principal and are commonly referred to as high-yield debt securities or junk bonds. The target dollar weighted average effective duration of the Portfolio is expected to range within 30% of the duration of the domestic bond market as a whole (as measured by the Bloomberg US Aggregate Bond Index). The Portfolio’s dollar weighted average effective duration may fall outside of its expected dollar weighted average effective duration range due to market movements. If this happens, the Portfolio’s subadviser will take action to bring the Portfolio’s dollar weighted average effective duration back within its expected dollar weighted average effective duration range within a reasonable period of time. Duration refers to the range within which the dollar weighted average effective duration of the Portfolio is expected to fluctuate. Effective duration measures the expected sensitivity of market price to changes in interest rates, taking into account the effects of structural complexities (for example, some bonds can be prepaid by the issuer). The duration of the Bloomberg US Aggregate Bond Index was approximately 5.76 years as of January 31, 2026. The Portfolio may invest in other pooled investment vehicles, including other portfolios of the Trust, other open-end or closed-end investment companies, and both active and passive exchange-traded funds (ETFs). In addition to the Portfolio's investment in those underlying pooled investment vehicles, the Portfolio may also invest its assets in the AST PGIM Fixed Income Central Portfolio (the PGIM Central Portfolio). The PGIM Central Portfolio is a special type of investment vehicle for sole use by certain asset allocation portfolios, including the Portfolio. The PGIM Central Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in investment grade bonds. Rather than buy bonds directly, the Portfolio may invest in the PGIM Central Portfolio. The Portfolio may invest in derivatives. The Portfolio may use derivative instruments to hedge its investments or to seek to enhance returns. In addition, the Portfolio may also invest up to 25% of its total assets in the securities of non-US issuers and may invest up to 20% of its total assets in non-US dollar denominated securities. The Portfolio is allocated among four subadvisers: PGIM Fixed Income/PGIM Limited (collectively, PGIM Fixed Income), Wellington Management Company LLP (Wellington Management), and J.P. Morgan Investment Management Inc. Further, the Strategic Investment Research Group of the Manager determines the allocation among the subadvisers based on its analysis, taking into account market conditions, risks and other factors.